Investment Portfolioas of January 31, 2024 (Unaudited)
DWS Emerging Markets Fixed Income Fund
	Principal Amount ($)	Value ($)

Bonds 97.5%
Angola 3.6%
Republic of Angola:
REG S, 8.0%, 11/26/2029	1,000,000	868,444
REG S, 8.25%, 5/9/2028	1,000,000	902,300
(Cost $1,521,217)		1,770,744
Argentina 1.7%
Republic of Argentina:
1.0%, 7/9/2029	25,677	10,407
3.625%–5.0%, 7/9/2046 (a)	2,390,000	812,617
(Cost $1,178,519)		823,024
Azerbaijan 0.3%
Republic of Azerbaijan International Bond, REG S, 3.5%, 9/1/2032 (Cost $171,038)	200,000	171,220
Bahrain 1.1%
Bapco Energies BSCC, 144A, 7.5%, 10/25/2027 (Cost $479,979)	500,000	521,911
Belarus 0.8%
Republic of Belarus, 144A, 5.875%, 2/24/2026* (Cost $990,687)	1,000,000	395,060
Brazil 1.0%
Brazilian Government International Bond, 6.0%, 10/20/2033 (Cost $490,750)	500,000	493,457
Burundi 1.0%
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028 (Cost $509,732)	600,000	520,200
China 0.5%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027* (b)	500,000	39,485
REG S, 7.25%, 4/8/2026* (b)	1,000,000	77,500
Kaisa Group Holdings Ltd., REG S, 11.95%, 11/12/2023* (b)	800,000	24,000
Shimao Group Holdings Ltd.:
REG S, 4.75%, 7/3/2022* (b)	900,000	30,375
REG S, 5.6%, 7/15/2026* (b)	500,000	22,825
REG S, 6.125%, 2/21/2024* (b)	700,000	32,200
(Cost $4,375,710)		226,385
Colombia 5.0%
Colombia Government International Bond, 7.5%, 2/2/2034	1,000,000	1,022,239
Ecopetrol SA, 6.875%, 4/29/2030	1,500,000	1,466,193
(Cost $2,508,689)		2,488,432
Costa Rica 0.8%
Costa Rica Government International Bond, REG S, 6.125%, 2/19/2031 (Cost $397,200)	400,000	404,856

Dominican Republic 4.2%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030	500,000	454,814
REG S, 4.875%, 9/23/2032	1,000,000	891,321
REG S, 5.3%, 1/21/2041	900,000	756,000
(Cost $1,912,224)		2,102,135
Ecuador 1.1%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030	79,448	26,618
2.5%–6.9%, 7/31/2040 (a)	700,000	258,125
3.5%–6.9%, 7/31/2035 (a)	700,000	286,749
(Cost $613,016)		571,492
Egypt 4.3%
African Export-Import Bank, REG S, 3.798%, 5/17/2031	700,000	591,276
Egypt Government International Bond:
REG S, 5.875%, 2/16/2031	700,000	455,588
REG S, 7.6%, 3/1/2029	1,000,000	736,144
REG S, 7.625%, 5/29/2032	500,000	338,628
(Cost $2,352,628)		2,121,636
Ethiopia 0.3%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024* (Cost $198,847)	200,000	136,136
Georgia 0.4%
Georgia Government International Bond, REG S, 2.75%, 4/22/2026 (Cost $183,094)	200,000	186,349
Ghana 3.2%
Republic of Ghana:
144A, 8.125%, 1/18/2026*	1,800,000	853,020
REG S, 8.625%, 4/7/2034*	900,000	397,125
REG S, 8.75%, 3/11/2061*	800,000	349,899
(Cost $2,469,575)		1,600,044
Guatemala 1.0%
Guatemala Government Bond, REG S, 5.375%, 4/24/2032 (Cost $466,933)	500,000	478,015
Hungary 3.4%
Hungary Government International Bond, REG S, 3.125%, 9/21/2051	1,000,000	635,000
MVM Energetika Zrt, REG S, 7.5%, 6/9/2028	1,000,000	1,037,720
(Cost $1,672,475)		1,672,720
Ivory Coast 4.5%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $2,278,741)	2,300,000	2,247,100
Jordan 1.4%
Jordan Government International Bond, REG S, 5.85%, 7/7/2030 (Cost $729,194)	800,000	716,000
Kazakhstan 1.7%
Development Bank of Kazakhstan JSC, REG S, 2.95%, 5/6/2031 (Cost $999,450)	1,000,000	830,400

Kenya 3.6%
Republic of Kenya:
144A, 7.25%, 2/28/2028	1,000,000	895,000
REG S, 8.0%, 5/22/2032	1,000,000	879,656
(Cost $1,767,089)		1,774,656
Mexico 6.7%
Comision Federal de Electricidad, REG S, 3.875%, 7/26/2033	1,300,000	1,053,285
Petroleos Mexicanos:
5.35%, 2/12/2028	1,000,000	876,927
5.95%, 1/28/2031	1,800,000	1,420,335
(Cost $3,249,303)		3,350,547
Morocco 1.0%
Morocco Government International Bond, REG S, 3.0%, 12/15/2032 (Cost $482,615)	600,000	481,500
Namibia 0.4%
Republic of Namibia, 144A, 5.25%, 10/29/2025 (Cost $195,713)	200,000	196,944
Nigeria 6.2%
Africa Finance Corp., REG S, 3.75%, 10/30/2029	1,000,000	872,020
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,060,000	959,035
144A, 7.143%, 2/23/2030	570,000	495,210
REG S, 7.375%, 9/28/2033	900,000	739,350
(Cost $3,116,654)		3,065,615
Oman 1.0%
Oman Government International Bond, REG S, 6.25%, 1/25/2031 (Cost $518,902)	500,000	517,090
Pakistan 1.2%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $800,000)	800,000	581,120
Panama 2.8%
Panama Government International Bond, 6.875%, 1/31/2036 (Cost $1,400,338)	1,450,000	1,399,301
Romania 1.7%
Romanian Government International Bond, REG S, 3.0%, 2/14/2031 (Cost $773,701)	1,000,000	849,380
Russia 0.0%
Vnesheconombank, 144A, 6.8%, 11/22/2025* (c) (Cost $1,426,819)	1,400,000	0
Rwanda 0.6%
Rwanda International Government Bond, REG S, 5.5%, 8/9/2031 (Cost $314,851)	400,000	319,808
Senegal 2.6%
Republic of Senegal, REG S, 6.25%, 5/23/2033 (Cost $1,534,660)	1,500,000	1,298,985
Serbia 1.3%
Republic of Serbia:
REG S, 2.125%, 12/1/2030	300,000	238,838
REG S, 6.5%, 9/26/2033	400,000	407,736
(Cost $626,838)		646,574

South Africa 6.3%
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028	2,300,000	2,228,079
Transnet SOC Ltd., REG S, 8.25%, 2/6/2028	900,000	904,500
(Cost $3,320,288)		3,132,579
Sri Lanka 0.9%
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027* (b) (Cost $878,719)	900,000	457,748
Tajikistan 2.8%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $1,575,000)	1,575,000	1,401,750
Togo 4.8%
Banque Ouest Africaine de Developpement:
REG S, 4.7%, 10/22/2031	1,400,000	1,186,052
144A, 5.0%, 7/27/2027	1,300,000	1,216,725
(Cost $2,769,879)		2,402,777
Tunisia 0.7%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $394,506)	400,000	339,987
Turkey 7.0%
Republic of Turkey:
5.25%, 3/13/2030	1,000,000	885,000
9.125%, 7/13/2030	1,900,000	2,023,500
TC Ziraat Bankasi AS, REG S, 5.375%, 3/2/2026	600,000	579,912
(Cost $3,323,402)		3,488,412
Ukraine 1.2%
NAK Naftogaz Ukraine via Kondor Finance PLC, REG S, 7.625%, 11/8/2028*	300,000	154,217
State Agency of Roads of Ukraine, REG S, 6.25%, 6/24/2030*	1,000,000	251,196
Ukraine Railways Via Rail Capital Markets PLC, REG S, 8.25%, 7/9/2026*	300,000	169,500
(Cost $1,564,398)		574,913
Uzbekistan 2.1%
Republic of Uzbekistan International Bond:
REG S, 3.7%, 11/25/2030	1,000,000	817,500
REG S, 3.9%, 10/19/2031	300,000	243,132
(Cost $1,145,366)		1,060,632
Venezuela 0.7%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (b)	1,750,000	186,262
144A, 9.0%, 11/17/2021* (b)	1,480,000	163,876
(Cost $1,222,980)		350,138
Zambia 0.6%
Republic of Zambia, 144A, 8.5%, 4/14/2024* (b) (Cost $500,995)	500,000	316,024
Total Bonds (Cost $59,402,714)		48,483,796

	Shares	Value ($)

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $244,001)	244,001	244,001

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $59,646,715)	98.0	48,727,797
Other Assets and Liabilities, Net	2.0	969,145
Net Assets	100.0	49,696,942
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.36% (d)
177,832	7,365,239	7,299,070	—	—	7,371	—	244,001	244,001

*	Non-income producing security.
(a)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

BSCC: Bahrain Shareholding Company, a Closed Shareholding Company, commonly known as a Closed Joint Stock Company.
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

SOC: State Owned Company
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$48,483,796	$0	$48,483,796
Short-Term Investments	244,001	—	—	244,001
Total	$244,001	$48,483,796	$0	$48,727,797

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMFIF-PH1
R-080548-2 (1/25)